Paul Hastings LLP

101 California Street, 48th Floor

San Francisco, California 94111

1(415) 856-7007

davidhearth@paulhastings.com

October 3, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Litman Gregory Funds Trust - File Nos. 333-10015 and 811-07763

Ladies and Gentlemen:

We are counsel to Litman Gregory Funds Trust (the “Registrant”) and have reviewed the enclosed Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of additional prospectuses and statements of additional information with respect to four new series of the Registrant, which have been designated the Polen Capital Global SMID Company Growth ETF, Polen Capital International Growth ETF, Polen Capital Emerging Markets Growth ETF and Polen Capital China Growth ETF (together the “Funds”).

Please contact Brian Link of State Street Bank and Trust, the Funds’ Administrator, at 802.251.0408 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP